United States Securities and Exchange Commission
One Station Place
100 F. Street NE
Washington, D.C. 20549-4561

December 7, 2010

Attention:	Kathleen Collins
Accounting Branch Chief

Re: Klever Marketing, lnc.
Amended filing of Form 10K/A for Fiscal Year Ended December 31, 2009
Form 10-Q for the Quarter Ended March 31, 2010,
Form 10Q/A for the Quarter Ended June 30, 2010
File No. 000-18730

Dear Ms. Collins:

We have received your letter dated November 22, 2010 in connection with the above-referenced filings, have been in touch with your office several times receiving clarification, have been working diligently to correct the filings and are in the process of edgarizing the documents. However, we reached a failure in the edgarizing process today and therefore need to notify you that we will be extending our submittal date out to December 21, 2010. We will work to correct this problem earlier and submit the documents as soon as possible, but no later than December 21, 2010.

Please contact myself at 801 942-6444 or Robert Campbell at 310 628-1158 should you have any questions.